Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 274,005	$ 95,985	$ 857,325
Cash and cash equivalents held in trust account, interest income available for taxes	728,968	567,469
Accrued interest receivable held in trust account	190,900	165,126	25,377
Prepaid expenses	122,475	30,525	17,800
Total current assets	1,316,348	859,105	900,502
Cash and cash equivalents held in trust account, restricted	325,000,000	325,000,000	325,000,000
Total assets	326,316,348	325,859,105	325,900,502
Current liabilities
Accounts payable and accrued expenses	362,072	188,291	76,454
Long term liabilities
Notes payable to related parties	950,000	500,000
Deferred underwriting fee	11,375,000	11,375,000	11,375,000
Total liabilities	12,687,072	12,063,291	11,451,454
Commitments and contingencies
Common stock, subject to possible redemption	308,629,275	308,795,813	309,449,047
Stockholders' equity
Preferred stock	0	0
Common stock	985	981	969
Additional paid-in capital	5,935,293	5,768,759	5,115,537
Accumulated deficit	(936,277)	(769,739)	(116,505)
Total stockholders' equity	5,000,001	5,000,001	5,000,001
Total liabilities and stockholders’ equity	$ 326,316,348	$ 325,859,105	$ 325,900,502